PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.4%
Asset-Backed Securities 0.2%
Collateralized Loan Obligations
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.863%(c)	07/15/31	5,618	$5,617,461
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.967(c)	10/26/31	3,122	3,123,781

Total Asset-Backed Securities (cost $8,740,600)				8,741,242
Corporate Bonds 85.0%
Advertising 0.7%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	03/15/33	2,110	2,213,545
Sr. Sec’d. Notes, 144A(a)	7.875	04/01/30	2,300	2,396,747

Lamar Media Corp., Gtd. Notes	4.875	01/15/29	4,040	4,010,230
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	15,700	16,056,167
Sr. Sec’d. Notes, 144A	9.500	02/15/33	3,035	3,107,309

Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	5.000	08/15/27	9,297	9,290,959
				37,074,957
Aerospace & Defense 0.4%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	1,761	1,829,407
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	3,918	3,863,035
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,087,078
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,811,688
				19,591,208
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	6,100	6,187,545
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	8,170	8,149,575
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	16,455	16,303,847
Gtd. Notes	5.375	03/01/31	3,935	3,896,431

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	12,210,607
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	3,957	3,684,956
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	2,890	2,817,750
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	17,292	17,205,540
				70,456,251
Apparel 0.8%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	16,206	15,494,037
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	27,782	26,229,978
				41,724,015

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700%	08/10/26	20,425	$20,350,618
Sr. Unsec’d. Notes	5.800	03/08/29	2,150	2,180,825
Sr. Unsec’d. Notes	6.800	05/12/28	525	541,216

New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	3,400	3,643,542
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	6,635	6,618,118
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	16,930	16,697,212
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	10,035	10,386,225

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	9,810	8,745,157
				69,162,913
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	5,541	5,629,545
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	4,585	4,694,673
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	516,700

Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes, 144A	6.125	04/15/31	4,080	4,071,075
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	7,250	7,457,250
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	2,660	2,680,701
Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	21,962	22,084,352
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	6,000	5,996,325
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	2,785	2,812,850
				55,943,471
Banks 0.5%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	6,941	6,958,827
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	5,000	5,403,654

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,425	15,894,383
				28,256,864
Building Materials 1.0%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	1,490	1,453,941
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,500	254,925
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	2,135	2,008,668
Griffon Corp., Gtd. Notes	5.750	03/01/28	6,375	6,374,605
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	2,070	1,693,376
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,607,105
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,135	3,143,852

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.250%	08/01/33	235	$235,169
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	1,800	1,638,463
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	24,025	22,892,553
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,800	5,772,782
				53,075,439
Chemicals 1.4%
Celanese US Holdings LLC, Gtd. Notes	1.400	08/05/26	13,791	13,660,855
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%(x)	10.000	05/07/29^	3,598	3,058,042
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	2,005	2,018,469
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	2,100	2,050,125
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	11,280	11,898,934
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	4,370	4,598,769
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	25,207	24,546,774
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	3,622	3,677,177
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,850	3,773,842

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	3,650	3,572,657
				72,855,644
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	8,279	7,491,915
Commercial Services 4.8%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	20,505	21,436,064
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	9,615	9,831,082
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	15,916	15,656,410
Sr. Sec’d. Notes, 144A	4.625	06/01/28	10,650	10,475,873
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,020	3,878,822
Gtd. Notes, 144A(a)	6.500	01/15/31	12,834	12,893,046
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	1,004,472
Gtd. Notes, 144A(a)	5.750	07/15/27	5,699	5,699,610
Gtd. Notes, 144A	5.750	07/15/27	12,078	12,068,804

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	11,605	11,648,351
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	16,960	16,413,518
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	10,025	10,308,401
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.750	03/15/31	14,070	14,070,228
Gtd. Notes, 144A(a)	6.625	06/15/29	9,785	10,028,897
Gtd. Notes, 144A	7.000	06/15/30	14,115	14,670,932

Hertz Corp. (The), Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	3,100	2,827,358

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	3,484	$3,483,401
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	10,050	10,013,866
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	18,702	17,681,935
Gtd. Notes	4.000	07/15/30	4,395	4,210,137
Gtd. Notes	4.875	01/15/28	1,075	1,075,868
Sec’d. Notes	3.875	11/15/27	12,283	12,157,811

Veritiv Operating Co., Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	11,775	12,082,051
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,416	11,732,513
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,300	1,330,686
Sr. Sec’d. Notes, 144A	6.625	04/15/30	2,000	2,057,815
				248,737,951
Computers 0.9%
Crowdstrike Holdings, Inc., Gtd. Notes	3.000	02/15/29	7,825	7,451,317
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	10,185	10,297,356
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	11,767,488
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,328,632
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,543,277
				49,388,070
Cosmetics/Personal Care 0.1%
Edgewell Personal Care Co., Gtd. Notes, 144A(a)	4.125	04/01/29	2,776	2,654,036
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	3,655	3,572,643
				6,226,679
Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	3,115	3,076,976
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	4,868	5,069,550
				8,146,526
Diversified Financial Services 6.9%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	4,261	4,348,010
Gtd. Notes, 144A	7.750	04/15/30	18,078	18,688,132

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	2,210	2,261,680
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	2,525	2,548,942
Sr. Sec’d. Notes, 144A	6.625	06/01/32	3,190	3,189,559
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	800	850,912
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	17,254	16,700,412
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,410	9,799,905

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000%	02/15/27	21,805	$21,975,951
Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/30	4,150	4,160,375
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	11,979	12,421,384
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	589	527,355
Gtd. Notes, 144A	6.875	02/15/31	4,055	3,586,141
Gtd. Notes, 144A	9.250	12/01/28	3,265	3,192,321
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	3,280	2,943,800
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	5,120	4,801,997

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A(a)	6.625	10/15/31	4,925	4,854,586
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,323,142
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	16,540	16,200,975
Sr. Unsec’d. Notes	5.000	03/15/27	15,248	15,177,883
Sr. Unsec’d. Notes	6.750	06/15/26	8,700	8,696,878
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,795	6,736,320
Gtd. Notes	3.875	09/15/28	17,269	16,704,676
Gtd. Notes(a)	4.000	09/15/30	1,825	1,683,105
Gtd. Notes	5.375	11/15/29	7,600	7,420,874
Gtd. Notes	6.125	05/15/30	3,835	3,818,686
Gtd. Notes	6.625	01/15/28	6,036	6,134,878
Gtd. Notes	6.625	05/15/29	3,950	4,016,237
Gtd. Notes	6.750	03/15/32	10,150	10,089,533
Gtd. Notes(a)	6.750	09/15/33	6,050	5,922,761

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	1,905	1,890,547
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	22,930	21,892,179
Gtd. Notes, 144A	7.125	11/15/30	4,775	4,820,846
Gtd. Notes, 144A	7.875	12/15/29	6,557	6,814,779

PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes, 144A	9.875	11/01/29	693	680,247
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	10,575	10,754,573
Gtd. Notes, 144A	8.875	01/31/30	643	660,802
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	18,500	18,784,949
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,240,253
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	23,919	23,744,182
Gtd. Notes, 144A	3.625	03/01/29	13,599	13,074,955
Gtd. Notes, 144A(a)	3.875	03/01/31	15,600	14,505,507

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	897	893,314
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250	03/15/31	8,585	7,885,358
Gtd. Notes, 144A	6.625	02/01/30	3,205	3,039,531
				360,459,432
Electric 3.4%
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	9,899	9,907,312
Gtd. Notes, 144A	3.375	02/15/29	13,025	12,425,930
Gtd. Notes, 144A	3.625	02/15/31	1,825	1,692,584
Gtd. Notes, 144A	5.250	06/15/29	28,525	28,410,872

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	07/15/29	10,250	$10,255,736

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	19,679	19,564,112
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	16,011	15,708,722
Gtd. Notes, 144A	5.000	07/31/27	58,096	58,084,120

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	19,110	19,895,100
				175,944,488
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	9,307	8,981,564
Gtd. Notes, 144A(a)	4.750	06/15/28	12,197	12,047,204
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	2,660	2,638,825
Gtd. Notes, 144A(a)	6.375	03/15/29	2,790	2,855,391
Gtd. Notes, 144A	7.250	06/15/28	8,577	8,591,246
				35,114,230
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29	7,400	7,199,756
Engineering & Construction 0.1%
TopBuild Corp., Gtd. Notes, 144A	5.625	01/31/34	3,570	3,607,162
Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	4.875	09/15/28	300	292,599
				3,899,761
Entertainment 2.8%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	25,215	24,300,956
Sr. Sec’d. Notes, 144A	7.000	02/15/30	25,299	25,593,399
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	780	772,676
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	4,500	4,496,334
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	2,700	2,651,424
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,448,120

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	16,978	16,518,698
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31	4,200	4,183,041
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	4,050	3,878,327
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	14,446	14,450,161

Pioneer Opco LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/33	2,370	2,421,323
Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	6,690	6,740,175
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	7,900	6,859,091
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	12,699	13,471,239

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125%	10/01/29		10,525	$10,442,391
Gtd. Notes, 144A(a)	7.125	02/15/31		3,700	3,908,562
					147,135,917
Environmental Control 1.4%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31		13,947	14,171,117
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		6,020	5,869,139
Gtd. Notes, 144A	4.375	08/15/29		11,211	10,886,666
Gtd. Notes, 144A	4.750	06/15/29		6,625	6,525,625
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28		7,375	7,284,452
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		10,215	10,221,053

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		20,455	19,464,402
					74,422,454
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		10,914	10,416,934
Gtd. Notes, 144A	5.500	03/31/31		2,710	2,667,438
Gtd. Notes, 144A	5.625	03/31/32		11,210	10,941,493

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		17,517	17,057,075
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	3,609	4,031,979
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,207	3,975,582
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		5,545	5,304,754
Gtd. Notes, 144A	4.875	05/15/28		4,400	4,372,883
					58,768,138
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		5,775	5,593,327
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.875	06/01/31		6,505	6,646,595
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		6,769	7,277,607
					13,924,202
Healthcare-Services 5.1%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		6,689	5,824,868
Sr. Unsec’d. Notes	2.625	08/01/31		6,350	5,513,001
Sr. Unsec’d. Notes	3.000	10/15/30		15,150	13,654,476
Sr. Unsec’d. Notes	4.625	12/15/29		150	146,034
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30		13,000	12,256,568
Sr. Sec’d. Notes, 144A	6.000	01/15/29		16,652	16,502,342
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		8,180	7,607,690
Gtd. Notes, 144A	4.625	06/01/30		60,242	58,529,338

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375%	01/15/29	9,334	$9,045,145
Sr. Sec’d. Notes, 144A	8.375	02/15/32	2,170	2,277,951
Sr. Sec’d. Notes, 144A	9.875	08/15/30	25,415	26,916,883
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	11,067	8,912,204
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	5,751	5,265,495

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(a)	9.375	09/01/29	19,970	20,878,604
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	21,750	21,207,184
Sr. Sec’d. Notes	4.375	01/15/30	51,200	49,551,673
				264,089,456
Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	27,282	26,169,651
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	4,400	4,174,084
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	20,212	20,216,299
Gtd. Notes(a)	7.250	10/15/29	9,592	9,749,482
Gtd. Notes, 144A	7.500	03/15/31	3,875	3,914,367
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	6,535	6,022,656
Gtd. Notes, 144A	6.250	09/15/27	27,089	27,122,049
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	300	283,986

Dream Finders Homes, Inc., Gtd. Notes, 144A(a)	6.875	09/15/30	5,630	5,545,733
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	12,045	12,310,472
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	11,400	11,358,536
KB Home, Gtd. Notes	4.800	11/15/29	12,847	12,588,240
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	500	473,456
Gtd. Notes	4.950	02/01/28	8,591	8,586,136

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	11,500	11,013,665
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	6,540	6,600,797
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,149,333
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	10,625	10,537,313
Sr. Unsec’d. Notes	4.750	04/01/29	12,775	12,456,492

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,587	9,966,456
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	13,294	13,416,655
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,676	1,660,295
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,678,818
Gtd. Notes	5.700	06/15/28	2,443	2,460,355
				242,455,326

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125%	06/15/30	14,818	$13,948,196
Sr. Unsec’d. Notes(a)	6.500	06/15/33	1,300	1,180,109
				15,128,305
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	22,975	21,136,284
Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	20,265	20,009,957
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,322,384

Scotts Miracle-Gro Co. (The), Gtd. Notes(a)	4.375	02/01/32	2,400	2,232,774
				25,565,115
Insurance 1.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	525	497,528
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	10,386	10,246,687
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	4,145	4,091,458
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	11,063	11,192,573
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	9,947	9,597,508

Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	6,900	7,193,070
Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	8,125	8,024,615
HUB International Ltd., Sr. Unsec’d. Notes, 144A	5.625	12/01/29	6,225	6,151,896
				56,995,335
Internet 1.0%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	20,310	20,419,304
Gtd. Notes, 144A(a)	7.125	09/30/30	5,170	5,269,813
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	3,720	3,502,306
Gtd. Notes, 144A	5.250	12/01/27	17,310	17,305,609
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	2,481	2,310,995
Sr. Sec’d. Notes, 144A	5.000	05/01/28	3,335	3,118,119
				51,926,146
Iron/Steel 1.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	10,701	10,702,047
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	2,895	3,028,431
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	4.625	03/01/29	3,000	2,906,071
Gtd. Notes, 144A	6.750	04/15/30	7,796	7,838,424
Gtd. Notes, 144A	6.875	11/01/29	13,145	13,440,108
Gtd. Notes, 144A(a)	7.000	03/15/32	2,295	2,322,133
Gtd. Notes, 144A	7.500	09/15/31	4,190	4,324,860

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)

Commercial Metals Co., Sr. Unsec’d. Notes	4.125%	01/15/30	3,855	$3,699,896
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	2,160	2,151,900
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	3,790	3,930,874
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	12,787	13,257,817
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	1,700	1,751,969
				69,354,530
Leisure Time 1.6%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.125	05/01/29	22,840	22,817,160
Gtd. Notes, 144A	5.750	03/15/30	6,226	6,288,260
Gtd. Notes, 144A	5.750	08/01/32	6,000	6,061,380
Sr. Sec’d. Notes, 144A	4.000	08/01/28	6,275	6,156,654

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	3,420	3,522,843
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	5.875	01/15/31	4,619	4,463,109
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	9,715	9,593,562
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	2,765	2,740,806
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	8,875	9,263,104

VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,338,662
				82,245,540
Lodging 2.4%
Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	1,725	1,720,580
Gtd. Notes, 144A	4.750	06/15/31	9,355	9,023,578

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	1,400	1,420,660
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	6,644	6,642,026
Gtd. Notes(a)	4.750	10/15/28	13,589	13,472,014
Gtd. Notes	5.500	04/15/27	22,250	22,301,946
Gtd. Notes(a)	6.125	09/15/29	20,200	20,487,967

Station Casinos LLC, Gtd. Notes, 144A(a)	4.500	02/15/28	7,175	7,072,400
Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	2,490	2,453,576
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	10,800	10,814,928
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	17,000	16,944,920
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	14,241	14,187,596
				126,542,191
Machinery-Construction & Mining 0.5%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	7,050	7,161,003
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	15,425	15,285,786
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	2,005	1,981,236
				24,428,025

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.3%
Esab Corp.,
Gtd. Notes, 144A	5.625%	04/01/31	4,545	$4,576,781
Gtd. Notes, 144A	6.250	04/15/29	1,900	1,935,151

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,801,175
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	950	950,478
				17,263,585
Media 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	9,895	9,708,382
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	17,675	17,501,737
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	18,236	18,228,047
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	112,093
Gtd. Notes, 144A	4.125	12/01/30	200	114,163
Gtd. Notes, 144A	5.375	02/01/28	6,550	4,150,222
Gtd. Notes, 144A	5.500	04/15/27	13,501	9,720,720
Gtd. Notes, 144A	6.500	02/01/29	710	419,213
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	47,951
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,828	2,281,314
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	175	158,390
Gtd. Notes	7.375	07/01/28	125	121,361
Gtd. Notes	7.750	07/01/26	38,800	38,707,310

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	10,000	10,310,798
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	5,115	5,559,742
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	2,600	2,562,441
Sr. Sec’d. Notes, 144A	10.500	07/15/29	1,080	1,144,605

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	4.750	01/15/28	12,660	12,054,656
Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33	5,740	5,786,288
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	498	406,765
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	461,818
Sirius XM Radio LLC, Gtd. Notes, 144A	5.000	08/01/27	7,346	7,336,238
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/29	9,390	8,927,216
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	1,200	1,044,000
Sr. Sec’d. Notes, 144A	5.500	05/15/29	16,795	16,150,072
				173,015,542
Mining 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	3,800	3,981,651
Unsec’d. Notes, 144A	11.500	10/01/31	4,635	5,002,044

Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	2,440	2,542,326
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	8,534	8,469,697

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Coeur Mining, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	04/01/32	3,195	$3,313,519

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	8,650	8,630,970
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	8.625	06/01/31	19,379	20,168,888
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	12,218	12,285,199
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	18,325	17,679,789
Gtd. Notes, 144A	6.875	01/30/30	3,766	3,872,762

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	2,370	2,430,814
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	8,370	8,795,196
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	9,345	9,784,308
				106,957,163
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,599,400
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	6,960	7,128,373
				10,727,773
Oil & Gas 5.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(x)	7.500	10/01/29	8,215	8,570,902
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	9,709	11,068,260
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	6,125	6,116,128
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	23,635	22,339,837
Gtd. Notes, 144A(a)	6.750	03/01/29	10,039	9,864,968
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	1,175	1,178,847
Gtd. Notes, 144A	9.750	10/15/30	3,537	3,768,417

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	7,979	8,390,158
Expand Energy Corp., Gtd. Notes	5.375	03/15/30	4,030	4,064,175
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	16,496	16,458,572
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	3,175	3,157,022
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,810	1,785,273
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	9,249	9,285,138
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	400	425,472
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	1,850	1,939,397
Gtd. Notes, 144A	9.125	01/31/30	8,947	9,377,043
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	8.913(c)	09/30/29^	1,459	1,437,568
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	8.913(c)	09/30/29^	1,751	1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	8.913(c)	09/30/29^	1,459	1,437,567
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	8.913(c)	09/30/29^	438	431,270

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	10,476	10,891,916

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875%	01/15/29		10,210	$10,277,692
SM Energy Co.,
Gtd. Notes	6.625	01/15/27		9,100	9,110,547
Gtd. Notes, 144A	6.750	08/01/29		2,350	2,408,664
Gtd. Notes, 144A	8.625	11/01/30		5,450	5,762,310
Gtd. Notes, 144A(a)	8.750	07/01/31		3,285	3,440,745
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31		2,590	2,594,704
Gtd. Notes, 144A	7.000	05/01/29		4,295	4,431,139
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		12,020	11,731,630
Sr. Unsec’d. Notes, 144A	4.625	05/01/30		1,550	1,504,912
Sr. Unsec’d. Notes, 144A	5.875	07/15/27		19,798	19,808,727
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		2,125	2,082,464
Gtd. Notes	4.500	04/30/30		2,095	2,033,986
Gtd. Notes(a)	5.875	03/15/28		1,490	1,492,416
Gtd. Notes, 144A	7.000	09/15/28		11,185	11,451,942

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28		2,738	2,799,502
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32		1,625	1,731,782
Gtd. Notes, 144A	8.250	05/15/29		15,795	16,372,307
Gtd. Notes, 144A	8.500	05/15/31		8,010	8,450,550
Sr. Sec’d. Notes, 144A	8.750	02/15/30		7,862	8,235,131

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		4,850	5,044,000
					264,478,161
Oil & Gas Services 0.4%
Kodiak Gas Services LLC, Gtd. Notes, 144A	5.875	04/01/31		4,525	4,549,152
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		3,980	4,109,132
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		10,150	10,928,625
					19,586,909
Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		7,253	6,738,731
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	4,750	5,059,571
Sr. Sec’d. Notes, 144A	9.500	12/01/30		7,001	7,463,746
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,062
Sr. Sec’d. Notes, 144A	6.250	01/30/31		2,010	2,022,040

Ball Corp., Gtd. Notes	6.000	06/15/29		8,855	9,014,823
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		13,420	12,892,986
Sr. Sec’d. Notes, 144A	6.750	04/15/32		4,615	4,436,626
Sr. Sec’d. Notes, 144A	6.875	01/15/30		860	846,453
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		3,550	3,434,431
Gtd. Notes, 144A	3.750	02/01/30		1,950	1,828,210

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875%	04/15/30	15,865	$16,066,471
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33	285	293,553
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	6,480	5,781,186
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	22,315	22,489,385
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	12,590	12,093,157
				110,653,431
Pharmaceuticals 1.1%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	6,784	6,945,120
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	4,032	3,891,046
Gtd. Notes, 144A(a)	5.125	03/01/30	11,747	11,388,012
Gtd. Notes, 144A	6.125	08/01/28	26,420	26,416,529
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	2,150	1,811,375
Gtd. Notes, 144A	5.250	02/15/31	630	357,059
Gtd. Notes, 144A	6.250	02/15/29	25	17,791
Gtd. Notes, 144A	7.000	01/15/28	3,468	2,991,150
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,319	2,142,176
Sr. Sec’d. Notes, 144A	11.000	09/30/28	2,250	2,345,625
				58,305,883
Pipelines 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	5,200	5,196,145
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,623,204

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,165	4,286,225
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	2,209	2,197,375
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Sec’d. Notes, 144A	8.125	02/15/29	2,870	2,983,338
Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	3,615	3,767,994
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	10,745	10,521,378
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	3,605	3,574,495
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	5,137	5,135,778
Gtd. Notes, 144A	6.000	12/31/30	5,156	5,185,489
Gtd. Notes, 144A	6.000	09/01/31	1,200	1,200,693
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	5,170	5,338,431

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,150	9,414,517
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	9,320	9,206,818
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	1,125	1,154,662
Sr. Sec’d. Notes, 144A	8.125	06/01/28	4,725	4,827,001
Sr. Sec’d. Notes, 144A	9.500	02/01/29	25,976	28,269,674
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	6,555	7,010,599

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125%	12/15/30		20,448	$20,990,283
					133,884,099
Real Estate 0.9%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30		7,685	7,883,925
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		4,309	4,474,058
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,624	3,500,847
Sr. Unsec’d. Notes, 144A	5.875	03/01/32		4,705	4,614,712

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		16,375	16,144,398
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31		3,975	4,066,083
Gtd. Notes, 144A	7.250	06/01/33		3,980	4,035,606
					44,719,629
Real Estate Investment Trusts (REITs) 4.0%
Brandywine Operating Partnership LP,
Gtd. Notes(a)	3.950	11/15/27		8,875	8,663,291
Gtd. Notes	4.550	10/01/29		795	743,872
Gtd. Notes	6.125	01/15/31		3,905	3,662,956
Gtd. Notes	8.875	04/12/29		4,123	4,343,679
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30		1,810	1,860,512
Sr. Unsec’d. Notes	4.750	02/15/28		1,225	1,197,166
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		3,740	3,758,624
Gtd. Notes, 144A	6.375	08/01/30		11,335	11,490,451
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,400	1,590,552
Gtd. Notes	5.000	10/15/27		9,055	8,841,638
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		1,925	2,006,147
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,134,908
Sr. Sec’d. Notes, 144A(a)	4.875	05/15/29		13,950	13,613,912
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,187	6,189,355
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29		3,425	3,361,643
Gtd. Notes, 144A	6.500	04/01/32		3,620	3,710,606
Gtd. Notes, 144A	7.250	07/15/28		425	434,145
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29		3,868	3,880,077
Sr. Unsec’d. Notes, 144A	8.000	07/15/30		5,435	5,395,363
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		2,612	2,505,699
Sr. Unsec’d. Notes(a)	3.875	02/15/27		50,504	50,118,764
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		4,100	4,094,702
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		9,257	9,235,532
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		31,154	31,054,149
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		775	781,501
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		2,350	2,405,322
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		2,555	2,612,993
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		5,300	5,500,190

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	6.000%	01/15/30		1,480	$1,438,291
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		10,120	10,114,834
					208,740,874
Retail 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		14,610	13,844,290
Sec’d. Notes, 144A	4.375	01/15/28		11,244	11,109,184
Sr. Sec’d. Notes, 144A	3.500	02/15/29		9,075	8,723,344
Sr. Sec’d. Notes, 144A	3.875	01/15/28		7,832	7,694,940
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,397	1,407,450

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		4,780	4,370,770
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		10,850	11,328,091
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		37,351	38,750,865
Sr. Sec’d. Notes, 144A	9.000	06/01/31		17,010	18,796,159
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	2,957,944
Sr. Sec’d. Notes, 144A(a)	12.000	11/30/28		1,749	1,860,359
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		6,189	6,036,175
Sr. Sec’d. Notes, 144A	4.625	01/15/29		3,785	3,690,003

FirstCash, Inc., Gtd. Notes, 144A	4.625	09/01/28		825	813,700
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		20,950	19,654,152
Gtd. Notes, 144A	3.875	10/01/31		2,825	2,584,875
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		6,270	3,857,437
Sr. Sec’d. Notes, 144A	9.500	06/15/31		6,571	5,496,775

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		10,786	10,535,570
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27		1,700	1,692,527
Gtd. Notes, 144A	5.500	10/01/30		3,525	3,492,108
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		10,200	9,781,073

Park River Holdings, Inc., Sr. Sec’d. Notes, 144A	8.000	03/15/31		6,210	6,287,490
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	04/01/32		3,100	3,185,881
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30		2,455	2,446,813
					200,397,975
Semiconductors 0.3%
Entegris, Inc.,
Gtd. Notes, 144A(a)	4.375	04/15/28		3,725	3,670,177
Sr. Sec’d. Notes, 144A	4.750	04/15/29		11,150	11,075,774
					14,745,951
Software 1.9%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		4,360	4,420,374

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
CoreWeave, Inc., (cont’d.)
Gtd. Notes, 144A(a)	9.250%	06/01/30	31,485	$32,126,155
Gtd. Notes, 144A	9.750	10/01/31	6,694	6,902,359

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	21,841	21,368,712
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33	4,955	5,163,393
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	30,575	30,576,915
				100,557,908
Telecommunications 6.0%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	1,900	1,463,000
APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31	10,668	10,750,836
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250	12/15/30	11,575	12,493,621
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	12,895	13,117,708
Cipher Compute LLC, Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30	11,880	12,379,828
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	7,511	7,930,272
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	10,250	10,435,189
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A	7.750	05/15/31	6,205	6,349,830
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	553	55
Sr. Sec’d. Notes, Series 3B14, 144A	0.000	12/31/30^	364	—

Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	7,175	7,406,630
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	42,994	43,316,455
Level 3 Financing, Inc., Gtd. Notes, 144A	3.750	07/15/29	1,072	1,037,684
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29	3,050	2,983,607
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	37,585	37,782,573
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31	26,630	26,659,957
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	33,940	33,505,724
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	5,950	5,878,075
Sr. Sec’d. Notes, 144A	4.750	04/15/28	21,726	21,655,756

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	15,806	16,682,583
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30	25,455	26,779,269
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	2,139	2,140,963
Sr. Sec’d. Notes, 144A	13.750	09/09/30	4,675	4,643,690

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	8,695	9,081,145
				314,474,450

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A(a)	6.375%	05/15/31	3,840	$3,869,668
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	11,999	11,640,451
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	625	644,519
Gtd. Notes, 144A	7.125	02/01/32	1,380	1,430,578
Sr. Sec’d. Notes, 144A	6.250	06/01/28	11,975	12,129,544
				29,714,760

Total Corporate Bonds (cost $4,416,553,740)				4,438,683,954
Floating Rate and Other Loans 9.2%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30	4,366	4,312,717
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442(c)	04/01/31	6,448	6,388,491
Auto Parts & Equipment 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	05/06/30	9,224	9,234,224
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32	10,577	10,582,775

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	12,350	5,928
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28	3,692	3,681,814
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28	8,500	8,484,530
				31,989,271
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870(c)	07/08/30	2,177	1,892,251
Cornerstone Building Brands, Inc., New Term B Loan, 3 Month SOFR + 3.250%	7.024(c)	04/12/28	1,548	915,894
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	02/10/32	2,054	2,054,353
				4,862,498
Chemicals 0.9%
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	22,585	21,071,805
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	5,240	4,840,364
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	12,548	12,175,693
Venator Finance Sarl,
Initial First Out Term Loan	13.894	07/16/26^(d)	4,464	3,347,971
Term Loan, 3 Month SOFR + 8.000%	13.905(c)	10/12/28^(d)	8,236	164,730

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 8.000%	14.002(c)	07/16/26^(d)	4,516	3,387,212
				44,987,775

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.7%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870%(c)	08/20/32	7,887	$7,911,492
Cimpress PLC (Ireland), 2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%	6.120(c)	05/17/28	6,862	6,871,063
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6 Month SOFR + 3.000%	6.669(c)	05/04/28	13,186	13,174,223
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30	4,236	4,207,024
Second Out Term Loan, 3 Month SOFR + 4.862%	8.525(c)	12/31/30	4,707	3,947,542
				36,111,344
Computers 0.9%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32	5,199	5,185,878
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29	34,665	31,420,969
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29	6,755	6,731,413
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.142(c)	10/16/28	1,919	1,911,701
				45,249,961
Distribution/Wholesale 0.2%
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.700(c)	06/20/31	6,982	6,959,072
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.370(c)	08/01/30	4,008	3,992,330
				10,951,402
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	9.200(c)	07/20/28	1,189	1,153,349
Entertainment 0.1%
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33	7,950	7,963,674
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31	3,733	3,680,644
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31	2,162	2,141,719
Holding Companies-Diversified 0.2%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30	10,546	9,554,220
Insurance 1.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620(c)	11/06/30	24,783	23,482,016
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32	18,428	17,425,921

Asurion LLC, New B-12 Term Loan, 3 Month SOFR + 4.250%	7.913(c)	09/19/30	30,766	30,775,643
				71,683,580

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	01/02/28		570	$105,067
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A	6.250	10/31/29^	GBP	8,651	12,051,738
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%	8.450(c)	07/09/32^		5,046	4,945,212
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%	7.374(c)	01/30/32^	EUR	9,350	10,824,046
					15,769,258
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%	9.667(c)	12/21/29		1,005	960,993
Term Loan, 1 Month SOFR + 6.000%	3.750(c)	12/21/29		575	549,139
					1,510,132
Media 1.3%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.673(c)	10/31/27		5,033	3,820,013
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27		6,177	4,739,593
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29		468	467,112
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	4.560	06/26/29		468	467,112
First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29		63,392	57,261,074
					66,754,904
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.200(c)	04/23/30^		1,188	1,191,956
Initial Term Loan, 3 Month SOFR + 6.500%	10.200(c)	04/23/30^		17,655	17,713,490
					18,905,446
Oil & Gas 0.0%
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.353(c)	02/11/30		2,500	2,499,750
Packaging & Containers 0.6%
LABL, Inc., Term Loan, 3 Month SOFR + 2.375%	6.023(c)	05/02/33		7,723	6,580,845
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28		27,788	26,802,681
					33,383,526
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31		1,671	1,342,779
Software 0.1%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.985(c)	07/14/28		9,137	4,735,932

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.9%
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.881%(c)	04/03/31	8,396	$7,987,870
Digicel International Finance Ltd. (Jamaica), Term B Loan, 1 Month SOFR + 4.500%	8.114(c)	08/06/32	10,442	10,452,910
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	2,734	2,744,575
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.223(c)	03/02/29	6,559	6,586,555
Initial Term Loan, 1 Month SOFR + 4.614%	8.193(c)	05/30/30	2,863	2,874,028
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.735(c)	10/24/29	2,410	2,169,238
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31^	9,161	6,091,893

Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	6,835	6,827,274
				45,734,343

Total Floating Rate and Other Loans (cost $514,570,975)				483,823,520
U.S. Treasury Obligations 0.4%
U.S. Treasury Notes	3.375	02/29/28	755	747,273
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,885,157
U.S. Treasury Notes(k)	3.875	06/30/30	5,120	5,074,800
U.S. Treasury Notes(k)	4.125	10/31/26	3,165	3,168,833
U.S. Treasury Notes(k)	4.125	11/15/27	5,325	5,335,816
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,207,875

Total U.S. Treasury Obligations (cost $19,435,087)				19,419,754

	Shares
Affiliated Exchange-Traded Funds 1.1%
Fixed Income
PGIM AAA CLO ETF	925,000	47,461,750
PGIM Active High Yield Bond ETF	275,000	9,633,250

Total Affiliated Exchange-Traded Funds (cost $57,060,563)(wa)		57,095,000
Common Stocks 1.0%
Chemicals 0.1%
Cornerstone Chemical Co.*(x)	144,561	722,805
TPC Group, Inc.*	319,092	6,275,582
Venator Materials PLC*(x)	26,944	3
		6,998,390
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*	947	5,682
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*	41,315	1,239,450
Gas Utilities 0.2%
Ferrellgas Partners LP*	500,630	12,220,378
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	87,655	15,340

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	45,874	$4,265,365
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	6,933	488,776
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	217,638	15,343,479
Heritage Power LLC, Litigation Trust Interests*(x)	181,423	90,711
LABL, Inc.*	6,483	621,558
LABL, Inc.*	428	41,035
		20,850,924
Software 0.0%
Mitel Networks International Ltd. (Canada)*	2,915	29
Wireless Telecommunication Services 0.3%
Digicel International Finance Ltd. (Jamaica)*	475,786	13,381,481
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	768,379	557,075
Xplore, Inc. (Canada), CVR*(x)	40,752	4
		13,938,560

Total Common Stocks (cost $71,230,194)		55,268,753
Preferred Stocks 0.5%
Consumer Staples Distribution & Retail 0.3%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	1,344	13,276,388
Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31	8,375	9,107,812
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	677	574,604
LABL, Inc., Subscribed - 1145 Exempt, 12.000%, Maturing 12/31/79	2,530	2,147,337
		2,721,941
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*	31,025	404,659

Total Preferred Stocks (cost $25,491,126)		25,510,800

	Units
Warrants* 0.0%
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	163,947	2
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., expiring 05/11/33	2,595	15,570

Total Warrants (cost $20,760)		15,572

Total Long-Term Investments (cost $5,113,103,045)		5,088,558,595

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 6.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wa)	88,598,968	$88,598,969
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $237,777,389; includes $236,892,541 of cash collateral for securities on loan)(b)(wa)	237,970,049	237,803,470

Total Short-Term Investments (cost $326,376,357)		326,402,439

TOTAL INVESTMENTS 103.7% (cost $5,439,479,402)		5,414,961,034
Liabilities in excess of other assets(z) (3.7)%		(192,656,909)

Net Assets 100.0%		$5,222,304,125

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
HSBC—HSBC Bank PLC
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $79,373,170 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,659,725; cash collateral of $236,892,541 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A, 7.500%, 10/01/29	09/19/24-10/01/25	$8,421,156	$8,570,902	0.2%
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	08/05/21-03/04/25	16,988,157	17,057,075	0.3
Cornerstone Chemical Co.*^	12/06/23	2,746,659	722,805	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	3,001,867	3,058,042	0.1
Diamond Sports Group LLC*	01/02/25	229,493	15,340	0.0

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	$—	$2	0.0%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	488,776	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	4,812,545	15,343,479	0.3
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	90,712	90,711	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/17/24-10/24/24	3,384,719	557,075	0.0
Venator Materials PLC*^	12/21/23	43,833,355	3	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	440	4	0.0
Total		$83,509,103	$45,904,214	0.9%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $326,412)^	331	$324,135	$—	$(2,277)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $544,020)^	551	540,224	—	(3,796)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,805,994	5,994	—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $935,000)	935	934,224	—	(776)
		$3,604,577	$5,994	$(6,849)
Unfunded preferred stock commitment outstanding at May 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $6,720,000)^	672	$6,720,000	$—	$—

Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,855	2 Year U.S. Treasury Notes	Sep. 2026	$383,173,438	$285,575
5,766	5 Year U.S. Treasury Notes	Sep. 2026	618,178,280	1,906,375
				2,191,950
Short Positions:
242	10 Year U.S. Treasury Notes	Sep. 2026	26,578,407	(203,553)
10	20 Year U.S. Treasury Bonds	Sep. 2026	1,122,188	(15,874)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	343,219	(5,559)
740	Bloomberg HY Credit	Jun. 2026	84,027,000	(549,914)
				(774,900)
				$1,417,050
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	RBC	GBP	9,456	$12,673,050	$12,734,580	$61,530	$—
Euro,
Expiring 06/02/26	SSB	EUR	20,338	23,578,203	23,726,986	148,783	—
				$36,251,253	$36,461,566	210,313	—

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	HSBC	GBP	9,456	$12,756,413	$12,734,580	$21,833	$—
Expiring 07/02/26	RBC	GBP	9,456	12,672,161	12,733,941	—	(61,780)
Euro,
Expiring 06/02/26	TD	EUR	20,338	23,856,106	23,726,986	129,120	—
Expiring 07/02/26	SSB	EUR	20,338	23,609,443	23,756,788	—	(147,345)
				$72,894,123	$72,952,295	150,953	(209,125)
						$361,266	$(209,125)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	34,594	2.833%	$2,002,161	$3,248,107	$1,245,946
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	21,884	3.018%	1,410,137	2,035,697	625,560
					$3,412,298	$5,283,804	$1,871,506
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short Duration High Yield Income Fund